Right of Use Assets (Details) - Schedule of future minimum lease payments under non-cancelable operating lease agreements $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum lease payments under non-cancelable operating lease agreements [Abstract]
2021	$ 409
2022	291
2023	130
2024
2025
Total	$ 830